Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
McElhenny Sheffield Managed Risk ETF
Shareholder Report [Line Items]
Fund Name	McElhenny Sheffield Managed Risk ETF
Class Name	McElhenny Sheffield Managed Risk ETF
Trading Symbol	MSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://mscmfunds.com/msmr-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
McElhenny Sheffield Managed Risk ETF	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
MSMR (the “Fund”) is an actively managed exchange-traded fund that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.
MSMR underperformed versus the S&P 500® Index (the “Index”) during the fiscal year due to taking generally lower levels of risk throughout the year as compared to the Index. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced two distinct periods with drawdowns in excess of 5% (April 2024 and August 2024). During each of the drawdown periods MSMR experienced lower drawdowns than the Index. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished this year, while participating as much as possible to strong upward moving markets. The Fund will often underperform strong up trending markets but has the ability to outperform over full market cycles by minimizing losses and reducing periods of drawdown, which can lead to higher compounded returns over time.

Top Contributors
↑	Invesco Nasdaq 100 ETF, Invesco QQQ Trust Series 1
↑	Utilities Select Sector SPDR Fund
↑	iShares U.S. Aerospace & Defense ETF

Top Detractors
↓	Energy Select Sector SPDR Fund
↓	Industrial Select Sector SPDR Fund
↓	iShares U.S. Pharmaceuticals ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2021)
McElhenny Sheffield Managed Risk ETF NAV	26.28	6.63
S&P 500 TR	38.02	8.44
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index	26.44	4.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://mscmfunds.com/msmr-etf/ for more recent performance information. Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
Net Assets	$ 70,319,679
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 451,023
Investment Company Portfolio Turnover	612.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$70,319,679
Number of Holdings	6
Net Advisory Fee	$451,023
Portfolio Turnover	612%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Invesco Nasdaq 100 ETF	40.3%
Fidelity MSCI Utilities Index ETF	19.7%
Financial Select Sector SPDR Fund	15.5%
SPDR S&P Aerospace & Defense ETF	14.4%
Vanguard Total Stock Market ETF	9.9%
First American Treasury Obligations Fund - Class X	0.3%

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Money Market Funds	0.3%
Cash & Other	-0.1%

Top Sectors	(% of Net Assets)
U.S. Nasdaq, Large Cap Non-Financial	40.3%
U.S. Equity, Utilities	19.7%
U.S. Equity, Financials	15.5%
U.S. Equity, Aerospace & Defense	14.4%
U.S. Equity, Total Market	9.9%
Cash & Other	0.2%

Updated Prospectus Web Address	https://mscmfunds.com/msmr-etf/